Note 8 - Collaborative Agreements	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
In Process Research and Development [Member]
Notes to Financial Statements
Intangible Assets Disclosure [Text Block]
NOTE 8 -
COLLABORATIVE AGREEMENTS

The Company and the University of Toronto, a stockholder of the Company (the “University”) entered into an agreement effective December 14, 2004 (the “Research Agreement”) for the performance of a research project titled “Evidence for existence of TCAP receptors in neurons” (the “Project”). The Research Agreement expired on March 31, 2013.

The Company and the University entered into an agreement effective April 1, 2014 (the “New Research Agreement”) for the performance of a research project titled “Teneurin C-terminal Associated Peptide (“TCAP”) mediated stress attenuation in vertebrates: Establishing the role of organismal and intracellular energy and glucose regulation and metabolism" (the “New Project”). The New Project is to perform research related to work done by a professor at the University and stockholder of the Company (the “Professor”) in regard to TCAP mediated stress attenuation in vertebrates: Establishing the role of organismal and intracellular energy and glucose regulation and metabolism. In addition to the New Research Agreement, the Professor entered into an agreement with the University in order to commercialize certain technologies. The New Research Agreement expired on March 30, 2015. In September 2015, the New Research Agreement was extended to June 30, 2016 which allows for further development of the technologies and use of their applications. Upon expiration of the agreement, payments to the University and research support from the University will suspend until an agreement can be made.

Prior to January 1, 2016 the University has been granted 25,000 stock options which are fully vested at the exercise price of $1.00 exercisable over 10 year periods which ends on April 1, 2022. As of June 30, 2016 the Professor has been granted 275,000 stock options, of which 125,000 are fully vested, at the exercise prices of $1.00 exercisable over 10 or 13 year periods which ends either on March 30, 2021 or on March 1, 2027.

The sponsorship research and development expenses were $3,000 and $7,056 pertaining to the Research Agreements for the three months ended June 30, 2016 and 2015, respectively.

NOTE 8                 COLLABORATIVE AGREEMENTS

The Company and the University of Toronto, a stockholder of the Company (the “University”) entered into an agreement effective December 14, 2004 (the “Research Agreement”) for the performance of a research project titled “Evidence for existence of TCAP receptors in neurons” (the “Project”). The Research Agreement expired on March 31, 2013.

The Company and the University entered into an agreement effective April 1, 2014 (the “New Research Agreement”) for the performance of a research project titled “Teneurin C-terminal Associated Peptide (“TCAP”) mediated stress attenuation in vertebrates: Establishing the role of organismal and intracellular energy and glucose regulation and metabolism" (the “New Project”). The New Project is to perform research related to work done by a professor at the University and stockholder of the Company (the “Professor”) in regard to TCAP mediated stress attenuation in vertebrates: Establishing the role of organismal and intracellular energy and glucose regulation and metabolism. In addition to the New Research Agreement, the Professor entered into an agreement with the University in order to commercialize certain technologies. The New Research Agreement expired on March 31, 2015. In September 2015, the New Research Agreement was extended to March 31, 2016 which allows for further development of the technologies and use of their applications. Upon expiration of the agreement, payments to the University and research support from the University will suspend until an agreement can be made.

As of December 31, 2015 the University has been granted 129,000 stock options which are fully vested at exercise prices of $.26 and $1.00 exercisable over 10 year periods which ends either on March 15, 2016 or on April 1, 2022. As of December 31, 2015 the Professor has been granted 483,299 stock options which are fully vested, except for 62,500 stock options, at exercise prices of $0.26 and $1.00 exercisable over 10 or 13 year periods which ends either on March 15, 2016 or on March 1, 2027.

The sponsorship research and development expenses were $170,575 and $67,270 pertaining to the Research Agreements for the years ended December 31, 2015 and 2014, respectively.